Form 24F-2

       Annual Notice of Securities Sold Pursuant to Rule 24F-2

                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.

  1.   Name and address of issuer:   Flag Investors Equity Partners Fund, Inc.
                                     One South Street, Baltimore, MD 21202


  2.   The name of each series or class of securities for which
       this Form is filed.  (If the Form is being filed for all
       series and classes of securities of the issuer, check the
       box but do not list series or classes):      [X]

  3.   Investment Company Act File Number:     811-8886

       Securities Act File Number:   33-86832


  4(a).     Last day of fiscal year for which this Form is filed: May 31, 1998


  4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.

  4(c).[ ] Check box if this is the last time the issuer will be filing this Form.









  5.   Calculation of registration fee:

       (i)  Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):           $127,626,205.47
                                                             ---------------

       (ii) Aggregate price of securities redeemed or
            repurchased during the fiscal year:   $24,608,945.00
                                                  --------------

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
            payable to the Commission:            $         0.00
                                                  --------------

       (iv) Total available redemption credits
            {add Items 5(ii) and 5(iii)}:                    -$24,608,945.00
                                                             ---------------

       (v)  Net sales -- if Item 5(i) is greater than Item 5(iv)
            {subtract Item 5(iv) from Item 5(i)}:            $103,017,260.47
                                                             ---------------

       (vi)  Redemption credits available for use $       (0.00)
           in future years -- if Item 5(i) is     --------------
           less than Item 5(iv)
           {subtract Item 5(iv) from Item 5(i)}:

       (vii) Multiplier for determining registration fee
             (See Instruction C.9):                           x      .000295
                                                             ---------------

       (viii) Registration fee due {multiply Item 5(v) by Item
             5(vii)} (enter "0" if no fee is due):               =$30,390.09
                                                             ---------------

  6.   Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

  7.   Interest due -- if this Form is being filed more than 90
       days after the end of the issuer's fiscal year (see
       Instruction D):
                                                            +$         00.00
                                                             ---------------



  8.   Total of the amount of the registration fee due plus any
       interest due {line 5(viii) plus line 7}:
                                                                 =$30,390.09
                                                                 -----------

  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 8/21/98
            Method of Delivery:
                           [X] Wire Transfer
                           [ ] Mail or other means

                              SIGNATURES

  This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


  By (Signature and Title)*     /s/ Joseph A. Finelli
                                Joseph A. Finelli, Treasurer

  *Please print the name and title of the signing officer below the signature.

  Date: August 24, 1998

































                                                                       Schedule A
                                                                   to 24f-2 Notice of
                                                        Flag Investors Equity Partners Fund, Inc.

                                                                                Value of     Shares       Cost of
                Number of     Aggregate          Front-end Sales  Shares       Reinvested   Redeemed   Shares Redeemed
Class          Shares Sold    Sales Price             Loads      Reinvested     Dividends

A                3,375,853    $ 66,318,519.00     $621,315.47     117,061    $2,136,952.00   852,542   $16,794,448.00
B                  860,902    $ 16,336,267.00        --            16,617    $  302,586.00    52,451   $ 1,036,796.00
Institutional    2,238,106    $ 40,882,033.00        --            56,263    $1,028,533.00   353,873   $ 6,777,701.00
                 ---------    ---------------     -----------     -------    ------------- ---------   --------------
Total            6,474,861    $123,536,819.00     $621,315.47     189,941    $3,468,071.00 1,258,866   $24,608,945.00

        Computation of Fee:       $123,536,819.00 + $3,468,071.00 + $621,315.47 = $127,626,205.47
                                  $127,626,205.47 - $24,608,945.00 = $103,017,260.47
                                  $103,017,260.47 x .000295 = $30,390.09
